UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21377

Goldman Sachs Global Relative Value Registered Fund, LLC

(Exact name of registrant as specified in charter)

701 Mount Lucas Road, Princeton, NJ 08540 (Address of principal executive offices) (Zip code)

Peter V. Bonanno
Secretary
Goldman Sachs Global Relative Value Registered Fund, LLC
701 Mount Lucas Road
Princeton, NJ 08540

(name and address of agent for service)

Registrant’s telephone number, including area code: (609) 497-5500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – June 30, 2006

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Goldman Sachs Global Relative Value Registered Fund, LLC

ITEM 1.	PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2006 with respect to which the registrant was entitled to vote.*

*	As of the date hereof, the registrant’s registration statement has not yet become effective under the Securities Act of 1933 and the registrant has not commenced operations.

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Goldman Sachs Global Relative Value Registered Fund, LLC

By (Signature and Title):

/s/ Kent A. Clark

Kent A. Clark
President and Chief Investment Officer

Date: August 25, 2006